Time Charters Acquired (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Fair value of the favorable time charter acquired	$ 20,000
Amortization of Intangible Assets	3,614	$ 0
Finite Lived Intangible Assets Net	16,168		$ 19,782
Lena River
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 3,614	$ 0